Common Stock and Warrants (Details Narrative) - USD ($)							1 Months Ended						2 Months Ended	3 Months Ended		12 Months Ended
	Jan. 04, 2018	Sep. 11, 2017	Sep. 07, 2017	Jul. 07, 2017	Mar. 02, 2017	Jan. 05, 2016	Nov. 26, 2018	Dec. 28, 2017	Nov. 21, 2017	Sep. 29, 2017	Jun. 30, 2017	Nov. 15, 2016	Oct. 30, 2017	Nov. 30, 2018	Nov. 30, 2017	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Jul. 24, 2017	Oct. 07, 2015
Common stock, par value														$ 0.001		$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized														300,000,000		300,000,000	300,000,000	300,000,000
Common stock, shares issued				13,622										52,959,323		36,292,656	34,329,691	28,500,221
Common stock, shares outstanding														52,959,323		36,292,656	34,329,691	28,500,221
Proceeds from issuance of common stock				$ 40,000
Common stock option vested				1,500,000
Common stock issued for services, shares				5,282
Common stock issued for services, value				$ 15,000
Shares reserved for issuance under 2006 Plan																2,550,085
Cashless exercise options																	130,000	556,667
Share issued for 2006 Plan to director						30,000
Share issued for director net						90,000
Exercise price of share issued to directors						$ 3.75
Common stock, shares issued during period																	46,520	282,106
Proceeds from issuence of units																		$ 1,367,100
Number of PPM units exchange for cash																		441
Issuance of common stock shares to purchase unit																		441,000
Warrant issued under 2013 loan agreement																	2,870,739
Convertible debt																	$ 3,000,000
Share-based compensation (monthly)				$ 26,000										$ 385,734	$ 1,536,973	$ 2,838,025	648,201	$ 646,263
Proceeds from exercise of warrants							$ 19,800,000							$ 19,800,000	$ 2,803,176	$ 2,949,326	$ 991,860	$ 4,367,100
Stock purchase option exercised																(291,667)	(130,000)	556,667
Stock Option [Member]
Common stock, shares issued during period																146,162
July 2017 Private Placement [Member]
Self directed shares issued																			300,000
Self directed shares issued, per share																			$ 2.30
Self directed shares issued, amount																			$ 690,000
Exercise price of series S-A stock																			$ 2.53
September 2017 Private Placement [Member]
Self directed shares issued		821,600								821,600
Self directed shares issued, per share		$ 3.11								$ 3.11
Self directed shares issued, amount		$ 2,555,176								$ 2,555,176
Exercise price of series S-A stock										$ 3.42
Maturity date										Sep. 29, 2022
Unit price, description		The unit price was based on a 15% discount to the average of the 30-day closing price (last day being Friday September 8, 2017) of the Company's common stock as reported on the OTCQB.
November 2018 Private Placement [Member]
Common stock issued for exchange, shares							13,200,000
Self directed shares issued, per share							$ 1.50							$ 1.50
Issuance of common stock shares to purchase unit							16,666,667							16,666,667
Unit price, description							the Company’s equity securities (each a “Unit” and collectively, the “Units”) at a price of $1.50 per Unit with each Unit comprised of (a) one share of unregistered common stock; and (b) one warrant to purchase one share of common stock at a price, subject to certain adjustments, of $1.70 per share for a period of seven (7) years (the “Series T Warrant”). The Unit price represents an approximately 20% discount to the closing price of the Company's common stock on October 29, 2018, the date the Investor and the Board agreed to enter into a significant financing arrangement.							Each unit consisted of one share of common stock and one Series T Stock Purchase Warrant to purchase one (1) share of common stock at an exercise price of $1.70 per share for a period of seven (7) years (See “NOTE 3 – Private Placements”).
Each Director [Member]
Exercise price of share issued to directors									$ 4.87			$ 3.28
Common stock, shares issued during period									40,000			40,000
Directors [Member]
Common stock, shares issued during period									160,000			120,000
Directors and Employees [Member] | Stock Option [Member]
Common stock issued for exchange, shares								19,067
Stock purchase option exercised								36,667
John Conklin [Member] | Stock Option [Member]
Common stock issued for exchange, shares	34,013		46,097
Stock purchase option exercised	50,000		100,000
Jatinder Bhogal [Member]
Exercise price of share issued to directors									$ 4.87
Common stock, shares issued during period									50,000
Stock issuance lock-in period, description									75% of the 210,000 issued shares are subject to a one-year lock-up
June 2016 Private Placement [Member]
Proceeds from issuence of units																		$ 3,000,000
Issuance of common stock shares to purchase unit																		937,500
Loan Agreement [Member]
Principal loan converted																		$ 548,700
Issuance of common stock shares to purchase unit																		177,000
October 10, 2006 [Member] | 2006 Plan [Member]
Reserved for issuance under long term incentive plan														2,570,085
Three Other Individuals [Member] | September 7, 2017 through April 13, 2018 [Member] | Stock Option [Member]
Common stock issued for exchange, shares																46,985
Stock purchase option exercised																105,000
Series P warrants [Member] | Holders [Member] | December 1, 2017 Through April 30, 2018 [Member]
Common stock issued for exchange, shares																39,500
Exercise price of warrants																$ 3.70
Warrant exercised																39,500
Proceeds from exercise of warrants																$ 146,150
Series I, J, K, L Warrants [Member]
Warrant exercised					7,642,631
Series L Warrants [Member]
Common stock issued for exchange, shares					5,215,046
Series M warrants [Member]
Common stock issued for exchange, shares											129,000
Common stock issued for exchange, values											$ 301,860
Exercise price of warrants											$ 2.34
Warrant exercised											129,000
Series M warrants [Member] | Investor [Member]
Common stock purchase																				275,000
Series Q warrants [Member] | Third party [Member]
Common stock issued for exchange, shares			189,940
Warrant exercised			468,750
Series Q warrants [Member] | Investor [Member]
Common stock issued for exchange, shares			189,940
Warrant exercised			468,750
Series R warrants [Member] | Third party [Member]
Common stock issued for exchange, shares								285,823
Warrant exercised								468,750
Series O warrants [Member]
Common stock issued for exchange, shares													80,000
Exercise price of warrants													$ 3.10
Warrant exercised													80,000
Proceeds from exercise of warrants													$ 248,000